MFS(R) INSTITUTIONAL TRUST:

                   MFS(R) INSTITUTIONAL EMERGING EQUITIES FUND
                 MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND
             MFS(R) INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND
                   MFS(R) INSTITUTIONAL LARGE CAP GROWTH FUND
                    MFS(R) INSTITUTIONAL LARGE CAP VALUE FUND
                    MFS(R) INSTITUTIONAL MID CAP GROWTH FUND
                       MFS(R) INSTITUTIONAL RESEARCH FUND
                                  (the "Funds")


          Supplement to the Current Statement of Additional Information

Effective immediately, the following new paragraph is added at the end of the section entitled "Investment Adviser":

MFS votes proxies on behalf of the Funds pursuant to the proxy voting policies described in Appendix G to this SAI. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available without charge by visiting www.mfs.com and clicking on Proxy Voting or by visiting the SEC's Web site at http://www.sec.gov.

Effective immediately, the first paragraph under "Administrator" is restated as follows:

MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each Fund. Under a Master Administrative Services Agreement between the Trust and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Trust's Board of Trustees. Each Fund is allocated a portion of these administrative costs based on its size and relative average net assets. Until March 31, 2004, each Fund paid MFS an administrative fee up to the following annual percentage rates of the Funds' average daily net assets:

-------------------------------------                   -----------------------
First $2 billion                                        0.0175%
-------------------------------------                   -----------------------
Next $2.5 billion                                       0.0130%
-------------------------------------                   -----------------------
Next $2.5 billion                                       0.0005%
-------------------------------------                   -----------------------
In excess of $7 billion                                 0.0000%
-------------------------------------                   -----------------------




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Effective  April 1,  2004,  each Fund pays MFS an  administrative  fee up to the following annual percentage rates of the Fund's average daily net assets:

-------------------------------------                   -----------------------
First $2 billion                                        0.01120%
-------------------------------------                   -----------------------
Next $2.5 billion                                       0.00832%
-------------------------------------                   -----------------------
Next $2.5 billion                                       0.00032%
-------------------------------------                   -----------------------
In excess of $7 billion                                 0.0000%
-------------------------------------                   -----------------------


Effective immediately, the last sentence of the third paragraph has been deleted under "Portfolio Transactions and Brokerage Commissions" and the eleventh paragraph is replaced in its entirety by the following:

Certain Funds have entered into an arrangement under which, with respect to certain brokerage transactions directed to certain broker-dealers, the Funds receive, on a trade-by-trade basis, a credit for part of the brokerage commission paid, which is applied against expenses of the Funds. In addition, the Funds have an expense offset arrangement that reduces the Funds' custodian fees based upon the amount of cash maintained by the Funds with their custodian and dividend disbursing agent, State Street Bank and Trust Company.

                The date of this Supplement is September 1, 2004.